Supplement dated December 1, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Value Quantitative Fund	12/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Value Fund. Accordingly, effective on such date, all references in the prospectus and summary prospectus to Columbia Large Value Quantitative Fund are deleted and replaced with Columbia Disciplined Value Fund.
Shareholders should retain this Supplement for future reference.
SUP179_07_003_(12/15)